Oct. 30, 2021
08.31 Fidelity Corporate Bond Fund AMCIZ PRO-12
Supplement to theFidelity® Corporate Bond FundClass A, Class M, Class C, Class I and Class ZOctober 30, 2021Prospectus
08.31 Fidelity Corporate Bond Fund AMCIZ PRO-12 | Fidelity Corporate Bond Fund
Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities. Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.